UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2014 to December 31, 2014

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2014 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

COMMON STOCK
Australia — 6.5%
CSR Ltd.	8,589	$27
Downer EDI Ltd.	39,771	153
Echo Entertainment Group Ltd.	7,911	24
Evolution Mining Ltd.	142,935	75
Fairfax Media Ltd.	35,676	26
Monadelphous Group Ltd.	2,321	18
OZ Minerals Ltd.	19,622	56
Roc Oil Co. Ltd.[1]	88,753	50
Sigma Pharmaceuticals Ltd.	38,370	23
Transfield Services Ltd.	6,374	9

		461

Brazil — 1.4%
Light SA	14,800	95

Canada — 8.4%
AGF Management Ltd., Class B	2,800	20
Air Canada, Class B1	3,900	40
Celestica Inc.[1]	4,500	53
Dream Office Real Estate Investment Trust[2]	1,000	21
Just Energy Group Inc.	5,600	29
Liquor Stores NorthA. Ltd.	2,300	31
Morguard Real Estate Investment Trust[2]	1,900	30
Northern Property Real Estate Investment Trust[2]	1,500	31
RONA Inc.	2,000	24
Transcontinental Inc., Class A	9,400	134
TransGlobe Energy Corp.	17,900	74
Yellow Media Ltd.[1]	6,200	105

		592

China — 7.3%
China Power International Development Ltd.	56,000	28
Huangshan Tourism Development Co. Ltd., Class B	55,900	91
KWG Property Holding Ltd.	196,000	134
Lao Feng Xiang Co. Ltd., Class B	42,752	128
Shanghai Mechanical and Electrical Industry Ltd., Class B	62,000	131

		512

Denmark — 1.2%
Dfds A	336	32

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2014 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Denmark — (continued)
Sydbank A	1,661	$51

		83

France — 1.0%
Ipsen SA	1,357	71

Germany — 1.3%
Nemetschek AG	259	26
Patrizia Immobilien AG	2,278	34
VTG AG	1,323	29

		89

Hong Kong — 0.3%
United Laboratories International Holdings Ltd.[1]	42,000	24

Indonesia — 0.2%
Agung Podomoro Land	482,900	13

Ireland — 1.4%
Aer Lingus Group PLC	37,346	101

Israel — 0.4%
Frutarom Industries Ltd.	931	29

Japan — 16.5%
Alpine Electronics Inc.	2,900	48
Alps Electric Co. Ltd.	2,400	45
Arcs Co. Ltd.	2,300	48
CONEXIO Corp.	2,400	22
DTS Corp.	1,300	28
EDION Corp.	3,700	26
Foster Electric Co. Ltd.	6,200	108
Funai Electric Co. Ltd.	3,500	42
Geo Holdings Corp.	6,000	48
Japan Aviation Electronics Industry Ltd.	1,000	22
Japan Petroleum Exploration Co. Ltd.	800	25
Kawasaki Kisen Kaisha Ltd.	16,000	43
K’s Holdings Corp.	1,600	42
Nichi-iko Pharmaceutical Co. Ltd.	1,500	23
Nippo Corp.	1,000	16

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2014 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Japan — (continued)
Nishimatsuya Chain Co. Ltd.	2,800	$23
Senko Co. Ltd.	6,000	30
Shindengen Electric Manufacturing Co. Ltd.	10,000	57
Sojitz Corp.	75,100	105
Star Micronics Co. Ltd.	1,600	20
Takara Leben Co. Ltd.	13,400	58
Takasago Thermal Engineering Co. Ltd.	2,100	27
Toda Corp.	6,000	24
Tokai Rika Co. Ltd.	2,400	50
Towa Pharmaceutical Co. Ltd.	600	27
Toyo Engineering Corp.	9,000	33
UKC Holdings Corp.	1,600	23
Valor Co. Ltd.	2,900	51
Yaoko Co. Ltd.	400	23
Yuasa Trading Co. Ltd.	1,400	27

		1,164

Netherlands — 1.2%
BE Semiconductor Industries NV	3,823	86

New Zealand — 3.4%
Air New Zealand Ltd.	41,882	81
Chorus Ltd.	62,523	130
Fisher & Paykel Healthcare Corp. Ltd.	5,995	29

		240

Norway — 2.4%
Bakkafrost	3,306	74
Fred Olsen Energy ASA	7,739	71
Salmar ASA	1,576	27

		172

Philippines — 1.8%
Cebu Air Inc.	66,910	128

Singapore — 0.3%
Mapletree Logistics Trust[2]	27,000	24

South Africa — 1.6%
Emira Property Fund[2]	30,360	45
Telkom SA Ltd.	11,228	68

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2014 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

South Africa — (continued)
		$113

South Korea — 1.5%
Daeduck GDS Co. Ltd.	2,494	27
Hyundai Corp.	952	26
Hyundai Hysco Co. Ltd.	326	22
Medy-Tox Inc.	112	32

		107

Spain — 0.7%
Duro Felguera SA	5,297	22
Mediaset Espana Comunicacion SA	2,240	28

		50

Sweden — 5.1%
Axfood AB	2,177	130
Medivir AB, Class B1	7,000	88
SAS AB1	12,363	24
Tethys Oil AB1	11,488	89
Unibet Group PLC	500	31

		362

Switzerland — 1.2%
ams AG	749	27
Helvetia Holding AG	54	26
Straumann Holding AG	118	29

		82

Taiwan — 5.2%
Coretronic Corp.	39,000	53
Elitegroup Computer Systems Co. Ltd.	117,000	99
Taiwan Surface Mounting Technology Co. Ltd.	23,000	30
Wan Hai Lines Ltd.	77,000	68
WT Microelectronics Co. Ltd.	80,000	118

		368

Thailand — 4.9%
Asia Plus Securities	1,063,300	132
Bangchak Petroleum	25,300	24
GFPT	38,100	20
Hana Microelectronics	93,900	108
Krungthai Card	32,100	62

		346

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2014 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Turkey — 1.7%
Cimsa Cimento Sanayi VE Ticaret AS	17,315	$119

United Kingdom — 13.0%
Amlin PLC	3,588	26
Debenhams PLC	32,090	38
Go-Ahead Group PLC	1,183	46
Greggs PLC	12,151	139
Hargreaves Services PLC	4,698	47
Hikma Pharmaceuticals PLC	877	27
Home Retail Group PLC	45,532	147
Intermediate Capital Group PLC	4,159	30
Interserve PLC	2,747	24
Keller Group PLC	2,020	27
Lancashire Holdings Ltd.	6,853	60
Lookers PLC	12,398	25
Man Group PLC	61,522	154
Micro Focus International PLC	1,427	24
Northgate PLC	3,411	32
Playtech PLC	2,310	25
Premier Oil PLC	8,190	21
Xchanging PLC	8,951	22

		914

Total Common Stock
(Cost $6,237) — 89.9%		6,345

EXCHANGE TRADED FUNDS
Market Vectors India Small-Capital Index ETF	7,100	317
Vanguard FTSE All World ex-US Small-Capital ETF	2,800	267

Total Exchange Traded Funds
(Cost $582) — 8.3%		584

PREFERENCE STOCK
Italy — 0.6%
Unipol Gruppo Finanziario SpA	8,514	42

Total Preference Stock
(Cost $36) — 0.6%		42

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2014 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value
SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.030%**	236,811	$237

Total Short-Term Investment
(Cost $237) — 3.4%		237

Total Investments — 102.2%
(Cost $7,092)‡		7,208

Liabilities in Excess of Other Assets — (2.2)%		(157)

Net Assets — 100.0%		$7,051

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2014.
1	Non-income producing security.
2	Real Estate Investment Trust.

ETF	Exchange Traded Fund
FTSE	Financial Times London Stock Exchange

‡	At December 31, 2014, the tax basis cost of the Fund’s investments was $7,092 and the unrealized appreciation and depreciation were $444 and ($328), respectively.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)) or Over-the-Counter (“OTC”) for which market quotations are available are valued at the last reported sale price as of the close of regular trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in the Dreyfus Cash Management money market fund are valued daily at the net asset value per share.

Securities for which market prices are not “readily available” are valued in accordance with fair value pricing procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value pricing procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides fair values for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles (“U.S. GAAP”), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

SCHEDULE OF INVESTMENTS (000) (continued)

December 31, 2014 (Unaudited)

The guidance establishes three levels of fair value hierarchy as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 — Quoted prices in markets which are not active, or prices based on inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2014:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Australia	$461	$—	$—	$461
Brazil	95	—	—	95
Canada	592	—	—	592
China	512	—	—	512
Denmark	—	83	—	83
France	71	—	—	71
Germany	—	89	—	89
Hong Kong	24	—	—	24
Indonesia	—	13	—	13
Ireland	101	—	—	101
Israel	29	—	—	29
Japan	—	1,164	—	1,164
Netherlands	86	—	—	86
New Zealand	240	—	—	240
Norway	172	—	—	172
Philippines	—	128	—	128
Singapore	24	—	—	24
South Africa	113	—	—	113
South Korea	—	107	—	107
Spain	50	—	—	50
Sweden	—	362	—	362
Switzerland	—	82	—	82
Taiwan	368	—	—	368
Thailand	—	346	—	346
Turkey	119	—	—	119
United Kingdom	914	—	—	914

Total Common Stock	3,971	2,374	—	6,345

Exchange Traded Funds	584	—	—	584

Preference Stock
Italy	—	42	—	42

Total Preference Stock	—	42	—	42

Short-Term Investment	237	—	—	237

Total Investments in Securities	$4,792	$2,416	$—	$7,208

†

Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading and securities trading in Thailand, the values of which were adjusted due to “Foreign Line” securities using “Local Line” prices.

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2014 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures. For the quarter ended December 31, 2014, other than the foregoing, there were no transfers between Level 1 and Level 2 investments in securities. There were no transfers into Level 3.

Amounts designated as “—” are $0.

CCM-QH-006-0100

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 25, 2015

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: February 25, 2015